OTHER OPERATING INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other Operating Income (Expense)

	Year ended December 31
	2024	2023	2022
	CHF in millions
Marketing & Commissions	(188.8)	(195.2)	(195.9)
Network related costs	(170.6)	(167.4)	(207.6)
Professional Services	(105.7)	(130.2)	(130.1)
Facility & Energy	(66.5)	(55.1)	(51.0)
IT expenses	(57.6)	(49.4)	(50.9)
Administration	(34.7)	(39.4)	(43.0)
Call centre services	(34.7)	(39.2)	(39.6)
Allowance for receivables	(35.3)	(16.9)	(27.6)
Other	(2.5)	(66.1)	(4.4)
Total other operating expenses	(696.4)	(758.8)	(750.2)
Capitalized labor as non-current assets	63.0	68.3	60.1
Other income	5.1	37.4	1.5
Total other operating income and capitalized labor	68.1	105.7	61.7